Annual Total Returns[BarChart] - Stock Index Fund - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.82%	15.58%	31.92%	13.28%	1.05%	11.60%	21.41%	(4.72%)	31.09%	17.99%